Income Taxes - Summary of Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Tax expense (recovery) at the Canadian statutory income tax rate of 26.94% (2018 – 27%)	$ (126)	$ 1,217
Tax effect of:
Resource taxes	226	360
Resource and depletion allowances	(85)	(80)
Non-deductible expenses (non-taxable income)	(6)	(157)
Initial recognition exemption related to the Frontier oil sands project	117	0
Tax pools not recognized (recognition of previously unrecognized tax pools)	(2)	4
Effect due to tax legislative changes	(39)	0
Withholding taxes on foreign earnings	39	47
Difference in tax rates in foreign jurisdictions	(2)	2
Revisions to prior year estimates	2	(21)
Other	(4)	(7)
Provision for income taxes	120	1,365
Represented by:
Current income taxes	576	691
Deferred income taxes	(456)	674
Provision for income taxes	$ 120	$ 1,365